CONSOLIDATED STATEMENTS OF EQUITY (Parenthetical) - $ / shares	Mar. 31, 2016	Mar. 31, 2015
Statement of Stockholders' Equity [Abstract]
Common Stock, Par or Stated Value Per Share	$ 0.01	$ 0.01